Share Capital and Share Premium (Details) - USD ($)				6 Months Ended		12 Months Ended
		Jan. 14, 2025	Dec. 01, 2023	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 12, 2025
Disclosure of classes of share capital [line items]
Deferred IPO costs services (in Dollars)					$ 457,429
Authorized share capital	[1]			1,000,000,000		1,000,000,000
Class A Ordinary Share [Member]
Disclosure of classes of share capital [line items]
Cash consideration (in Dollars)						$ 1,422
Fair value (in Dollars)						1,831,137
Service fee prepaid (in Dollars)						$ 1,829,715
Deferred IPO costs services (in Dollars)							$ 914,857
Prepayment service (in Dollars)							$ 914,858
Class B Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued	[1]
Par value per share (in Dollars per share)	[1]			$ 0.001		$ 0.001
Authorized share capital	[1]			499,000		499,000
Two Shareholders [Member] | Class A Ordinary Share [Member]
Disclosure of classes of share capital [line items]
Shares issued			617,850
Unit price per share (in Dollars per share)			$ 0.001
Three Shareholders [Member] | Class A Ordinary Share [Member]
Disclosure of classes of share capital [line items]
Shares issued			474,100
IPO [Member] | Class A Ordinary Share [Member]
Disclosure of classes of share capital [line items]
Cash consideration (in Dollars)			$ 1,422
Initial Public Offering [Member]
Disclosure of classes of share capital [line items]
Shares issued		1,000,000
Par value per share (in Dollars per share)		$ 4
Gross proceed (in Dollars)		$ 4,000,000
Forecast [Member] | Class A Ordinary Share [Member]
Disclosure of classes of share capital [line items]
Shares issued								940,000,000
Forecast [Member] | Class B Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Par value per share (in Dollars per share)								$ 0.001
Forecast [Member] | Share Capital [Member]
Disclosure of classes of share capital [line items]
Shares issued								1,000,000,000
Forecast [Member] | Share Capital [Member] | Class A Ordinary Share [Member]
Disclosure of classes of share capital [line items]
Shares issued								940,000,000
Forecast [Member] | Share Capital [Member] | Class B Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued								1,000,000,000
Authorized share capital								1,000,000
Forecast [Member] | Ordinary shares [member] | Class A Ordinary Share [Member]
Disclosure of classes of share capital [line items]
Shares issued								1,000,000,000
Par value per share (in Dollars per share)								$ 0.001
Authorized share capital								1,000,000
Forecast [Member] | Ordinary shares [member] | Class B Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued								60,000,000

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.